NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
NET INCOME PER SHARE

2. NET INCOME PER SHARE

Basic net income per Class A and Class B ordinary share for the years ended December 31, 2018, 2019 and 2020 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the “treasury stock” method.

The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2018, 2019 and 2020, was 3,016,826, 4,305,674 and 208,387, respectively. The effects of Business Unit Equity Awards were excluded from the diluted net income per ordinary share computation for the year ended December 31, 2018, because the effects were anti-dilutive.

The Company’s convertible notes due 2018 provided for a flexible settlement feature. In December 2018, the convertible debt matured and the Company repaid the convertible debt for cash.

The convertible notes due 2025 provide for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible notes due 2018 and 2025 were anti-dilutive in the years ended December 31, 2018 and 2020, respectively.

The components of basic and diluted net income per share were as follows:

	Year ended December 31,
	2018		2019		2020
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	40,595	5,389	11,349	1,477	22,811	308.7	2,701	36.6
Reallocation of net income as a result of conversion of Class B to Class A shares	5,389	—	1,477	—	2,701	36.6	—	—
Reallocation of net income to Class B shares	—	(136)	—	(38)	—	—	(103)	(1.4)
Dilution in Classifieds	—	—	(10)	—	(57)	(0.8)	—	—
Net income, allocated for diluted	45,984	5,253	12,816	1,439	25,455	344.5	2,598	35.2
Weighted average ordinary shares outstanding—basic	288,380,711	38,286,407	289,468,245	37,659,069	304,679,612	304,679,612	36,084,962	36,084,962
Dilutive effect of:
Conversion of Class B to Class A shares	38,286,407	—	37,659,069	—	36,084,962	36,084,962	—	—
Share-Based Awards	8,494,944	6,529	8,300,823	—	12,618,267	12,618,267	—	—
Weighted average ordinary shares outstanding—diluted	335,162,062	38,292,936	335,428,137	37,659,069	353,382,841	353,382,841	36,084,962	36,084,962
Net income per share attributable to ordinary shareholders:
Basic	140.77	140.77	39.21	39.21	74.87	1.01	74.87	1.01
Diluted	137.20	137.20	38.21	38.21	72.03	0.98	72.03	0.98